Parent Company, Other Shareholders, Associates and Other Related Parties Balances and Transactions - Summary of Balances of Related Party Transactios (Detail) - ARS ($)	Dec. 31, 2018	Dec. 31, 2017
Outstanding balances for related party transactions [abstract]
Trade accounts receivable		$ 29,095,607
Other receivables	$ 9,087,814
Accounts payable	$ (268,100,226)	$ (407,248,388)